Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

14. Accounts Payable and Accrued Liabilities

	December 31,
	2022	2021
Trade payables	$19,825	$58,590
Machinery and equipment payables	$67,475	84,728
Accrued expenses	$242,528	508,549
Value added tax payable	$1,784	18,068
Withholding tax payable	$254,302	9,800
Other tax payable	$554	6,718
Bonus and benefit payables	$311,440	323,247
Other payables	$8,015	10,951
Total accounts payable and accrued liabilities	$905,923	$1,020,651